Postemployment Benefits (Tables)	12 Months Ended
Dec. 28, 2019
Defined Benefit Plan Disclosure [Line Items]
Changes in Level 3 Plan Assets
Changes in our Level 3 plan assets for the year ended December 28, 2019 included (in millions):

Asset Category	December 29, 2018	Additions	Net Realized Gain/(Loss)	Net Unrealized Gain/(Loss)	Net Purchases, Issuances and Settlements	Transfers Into/(Out of) Level 3	December 28, 2019
Real estate	$79	$—	$2	$2	$(38)	$—	$45
Corporate bonds and other fixed-income securities	—	—	—	—	—	3	3
Certain insurance contracts	53	—	—	1	(5)	—	49
Total Level 3 investments	$132	$—	$2	$3	$(43)	$3	$97
Changes in our Level 3 plan assets for the year ended December 29, 2018 included (in millions):

Asset Category	December 30, 2017	Additions	Net Realized Gain/(Loss)	Net Unrealized Gain/(Loss)	Net Purchases, Issuances and Settlements	Transfers Into/(Out of) Level 3	December 29, 2018
Real estate	$262	$—	$49	$(7)	$(210)	$(15)	$79
Certain insurance contracts	983	—	(82)	(3)	(845)	—	53
Total Level 3 investments	$1,245	$—	$(33)	$(10)	$(1,055)	$(15)	$132
Net purchases, issuances and settlements of $845 million principally related to insurance contract settlements in Canada in connection with the wind-up of our Canadian salaried and hourly defined benefit pension plans.

Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The projected benefit obligations, fair value of plan assets, and funded status of our pension plans were (in millions):

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Benefit obligation at beginning of year	$4,060	$4,719	$1,930	$3,464
Service cost	7	10	17	19
Interest cost	163	158	51	67
Benefits paid	(331)	(191)	(122)	(126)
Actuarial losses/(gains)	602	(447)	252	(118)
Plan amendments	—	1	—	14
Currency	—	—	59	(175)
Settlements	—	(190)	—	(1,221)
Curtailments	—	—	—	(1)
Special/contractual termination benefits	—	—	4	7
Other	—	—	(4)	—
Benefit obligation at end of year	4,501	4,060	2,187	1,930
Fair value of plan assets at beginning of year	4,219	4,785	2,689	4,156
Actual return on plan assets	947	(185)	177	49
Employer contributions	—	—	19	57
Benefits paid	(331)	(191)	(122)	(126)
Currency	—	—	78	(221)
Settlements	—	(190)	—	(1,221)
Other	—	—	—	(5)
Fair value of plan assets at end of year	4,835	4,219	2,841	2,689
Net pension liability/(asset) recognized at end of year	$(334)	$(159)	$(654)	$(759)

Amounts Recognized in Balance Sheet	We recognized these amounts on our consolidated balance sheets as follows (in millions):

	December 28, 2019	December 29, 2018
Other non-current assets	$1,081	$999
Other current liabilities	(4)	(4)
Accrued postemployment costs	(89)	(77)
Net pension asset/(liability) recognized	$988	$918

Schedule of Accumulated Benefit Obligation in Excess of Fair Value of Plan Assets
For certain of our U.S. and non-U.S. plans that were underfunded based on accumulated benefit obligations in excess of plan assets, the projected benefit obligations, accumulated benefit obligations, and the fair value of plan assets were (in millions):

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Projected benefit obligation	$—	$—	$162	$146
Accumulated benefit obligation	—	—	156	139
Fair value of plan assets	—	—	70	65

Schedule of Projected Benefit Obligations in Excess of Fair Value of Plan Assets
For certain of our U.S. and non-U.S. plans that were underfunded based on projected benefit obligations in excess of plan assets, the projected benefit obligations, accumulated benefit obligations, and the fair value of plan assets were (in millions):

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Projected benefit obligation	$—	$—	$162	$148
Accumulated benefit obligation	—	—	156	141
Fair value of plan assets	—	—	70	67

Net Cost/(Benefit)
Net pension cost/(benefit) consisted of the following (in millions):

	U.S. Plans			Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 30, 2017	December 28, 2019	December 29, 2018	December 30, 2017
Service cost	$7	$10	$11	$17	$19	$19
Interest cost	163	158	178	51	67	66
Expected return on plan assets	(229)	(247)	(262)	(143)	(175)	(180)
Amortization of unrecognized losses/(gains)	—	—	—	1	2	1
Settlements	—	(4)	2	1	158	—
Curtailments	—	—	—	—	(1)	—
Special/contractual termination benefits	—	—	19	4	7	9
Other	—	—	2	—	—	(15)
Net pension cost/(benefit)	$(59)	$(83)	$(50)	$(69)	$77	$(100)

Weighted Average Asset Allocation of Plan Assets
Our weighted average asset allocations were:

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Fixed-income securities	83%	84%	43%	45%
Equity securities	15%	14%	39%	34%
Cash and cash equivalents	2%	2%	14%	16%
Real estate	—%	—%	2%	3%
Certain insurance contracts	—%	—%	2%	2%
Total	100%	100%	100%	100%

Fair Value of Plan Assets
The fair value of pension plan assets at December 28, 2019 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Corporate bonds and other fixed-income securities	$3,642	$—	$3,639	$3
Government bonds	358	358	—	—
Total fixed-income securities	4,000	358	3,639	3
Equity securities	775	775	—	—
Cash and cash equivalents	414	413	1	—
Real estate	45	—	—	45
Certain insurance contracts	49	—	—	49
Fair value excluding investments measured at net asset value	5,283	1,546	3,640	97
Investments measured at net asset value(a)	2,393
Total plan assets at fair value	$7,676
(a)    Amount includes cash collateral of $226 million associated with our securities lending program, which is reflected as an asset, and a corresponding securities lending payable of $226 million, which is reflected as a liability. The net impact on total plan assets at fair value is zero.
The fair value of pension plan assets at December 29, 2018 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Corporate bonds and other fixed-income securities	$3,089	$—	$3,089	$—
Government bonds	366	366	—	—
Total fixed-income securities	3,455	366	3,089	—
Equity securities	665	665	—	—
Cash and cash equivalents	422	419	3	—
Real estate	79	—	—	79
Certain insurance contracts	53	—	—	53
Fair value excluding investments measured at net asset value	4,674	1,450	3,092	132
Investments measured at net asset value(a)	2,234
Total plan assets at fair value	$6,908
(a)    Amount includes cash collateral of $269 million associated with our securities lending program, which is reflected as an asset, and a corresponding securities lending payable of $269 million, which is reflected as a liability. The net impact on total plan assets at fair value is zero.

Estimated Future Benefit Payments	The estimated future benefit payments from our pension plans at December 28, 2019 were (in millions):

	U.S. Plans	Non-U.S. Plans
2020	$343	$75
2021	340	75
2022	331	80
2023	323	79
2024	314	80
2025-2029	1,364	438

Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Amounts Recognized in Balance Sheet
We recognized the net postretirement benefit asset/(liability) on our consolidated balance sheets as follows (in millions):

	December 28, 2019	December 29, 2018
Other current liabilities	$(15)	$(14)
Accrued postemployment costs	(184)	(236)
Net postretirement benefit asset/(liability) recognized	$(199)	$(250)

Schedule of Accumulated Benefit Obligation in Excess of Fair Value of Plan Assets	The accumulated benefit obligations and the fair value of plan assets were (in millions):

	December 28, 2019	December 29, 2018
Accumulated benefit obligation	$1,313	$1,294
Fair value of plan assets	1,114	1,044

Net Cost/(Benefit)
Net postretirement cost/(benefit) consisted of the following (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Service cost	$6	$8	$10
Interest cost	46	45	49
Expected return on plan assets	(53)	(50)	—
Amortization of prior service costs/(credits)	(306)	(311)	(328)
Amortization of unrecognized losses/(gains)	(8)	—	—
Curtailments	(5)	—	(177)
Net postretirement cost/(benefit)	$(320)	$(308)	$(446)

Weighted Average Asset Allocation of Plan Assets	Our weighted average asset allocations were:

	December 28, 2019	December 29, 2018
Fixed-income securities	65%	65%
Equity securities	31%	27%
Cash and cash equivalents	4%	8%

Fair Value of Plan Assets
The fair value of postretirement benefit plan assets at December 28, 2019 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Government bonds	$33	$33	$—	$—
Corporate bonds and other fixed-income securities	592	—	592	—
Total fixed-income securities	625	33	592	—
Equity securities	188	188	—	—
Fair value excluding investments measured at net asset value	813	221	592	—
Investments measured at net asset value	301
Total plan assets at fair value	$1,114
The fair value of postretirement benefit plan assets at December 29, 2018 was determined using the following fair value measurements (in millions):

Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Government bonds	$26	$26	$—	$—
Corporate bonds and other fixed-income securities	567	—	567	—
Total fixed-income securities	593	26	567	—
Equity securities	146	146	—	—
Fair value excluding investments measured at net asset value	739	172	567	—
Investments measured at net asset value	305
Total plan assets at fair value	$1,044

Estimated Future Benefit Payments	Our estimated future benefit payments for our postretirement plans at December 28, 2019 were (in millions):

2020	$125
2021	114
2022	114
2023	107
2024	101
2025-2029	413

Changes in Accumulated Benefit Obligation, Fair Value of Plan Assets, and Funded Status
The accumulated benefit obligation, fair value of plan assets, and funded status of our postretirement benefit plans were (in millions):

	December 28, 2019	December 29, 2018
Benefit obligation at beginning of year	$1,294	$1,553
Service cost	6	8
Interest cost	46	45
Benefits paid	(129)	(136)
Actuarial losses/(gains)	94	(142)
Plan amendments	(1)	(21)
Currency	6	(13)
Curtailments	(3)	—
Benefit obligation at end of year	1,313	1,294
Fair value of plan assets at beginning of year	1,044	1,188
Actual return on plan assets	187	(26)
Employer contributions	13	19
Benefits paid	(130)	(137)
Fair value of plan assets at end of year	1,114	1,044
Net postretirement benefit liability/(asset) recognized at end of year	$199	$250

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rate	A one-percentage-point change in assumed health care cost trend rates would have the following effects, increase/(decrease) in cost and obligation, as of December 28, 2019 (in millions):

	One-Percentage-Point
	Increase	(Decrease)
Effect on annual service and interest cost	$3	$(2)
Effect on postretirement benefit obligation	55	(47)

Accumulated Other Comprehensive Income/(Loss)
Our accumulated other comprehensive income/(losses) pension and postretirement benefit plans balances, before tax, consisted of the following (in millions):

	Pension Benefits		Postretirement Benefits		Total
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Net actuarial gain/(loss)	$74	$175	$209	$177	$283	$352
Prior service credit/(cost)	(14)	(14)	153	458	139	444
	$60	$161	$362	$635	$422	$796

Amounts Recognized in Other Comprehensive Income/(Loss)	The net postemployment benefits recognized in other comprehensive income/(loss), consisted of the following (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Net postemployment benefit gains/(losses) arising during the period:
Net actuarial gains/(losses) arising during the period - Pension Benefits	$(103)	$8	$45
Net actuarial gains/(losses) arising during the period - Postretirement Benefits	41	66	71
Prior service credits/(costs) arising during the period - Pension Benefits	—	(15)	1
Prior service credits/(costs) arising during the period - Postretirement Benefits	1	21	24
	(61)	80	141
Tax benefit/(expense)	(5)	(19)	(55)
	$(66)	$61	$86

Reclassification of net postemployment benefit losses/(gains) to net income/(loss):
Amortization of unrecognized losses/(gains) - Pension Benefits	$1	$2	$1
Amortization of unrecognized losses/(gains) - Postretirement Benefits	(8)	—	—
Amortization of prior service costs/(credits) - Postretirement Benefits	(306)	(311)	(328)
Net settlement and curtailment losses/(gains) - Pension Benefits	1	153	2
Net settlement and curtailment losses/(gains) - Postretirement Benefits	(1)	—	(177)
Other losses/(gains) on postemployment benefits	1	—	—
	(312)	(156)	(502)
Tax (benefit)/expense	78	38	193
	$(234)	$(118)	$(309)

Pension Benefit Obligation | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Assumptions Used
We used the following weighted average assumptions to determine our projected benefit obligations under the pension plans:

	U.S. Plans		Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 28, 2019	December 29, 2018
Discount rate	3.4%	4.4%	2.0%	2.9%
Rate of compensation increase	4.1%	4.1%	3.7%	3.9%

Net Pension Cost | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Assumptions Used
We used the following weighted average assumptions to determine our net pension costs for the years ended:

	U.S. Plans			Non-U.S. Plans
	December 28, 2019	December 29, 2018	December 30, 2017	December 28, 2019	December 29, 2018	December 30, 2017
Discount rate - Service cost	4.6%	3.8%	4.2%	3.3%	3.0%	3.2%
Discount rate - Interest cost	4.1%	3.6%	3.6%	2.6%	2.9%	2.1%
Expected rate of return on plan assets	5.7%	5.5%	5.7%	5.4%	4.5%	4.8%
Rate of compensation increase	4.1%	4.1%	4.1%	3.9%	3.9%	4.0%

Postretirement Benefit Obligation | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Assumptions Used
We used the following weighted average assumptions to determine our postretirement benefit obligations:

	December 28, 2019	December 29, 2018
Discount rate	3.1%	4.2%
Health care cost trend rate assumed for next year	6.5%	6.7%
Ultimate trend rate	4.9%	4.9%

Net Postretirement Cost | Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Assumptions Used
We used the following weighted average assumptions to determine our net postretirement benefit plans cost for the years ended:

	December 28, 2019	December 29, 2018	December 30, 2017
Discount rate - Service cost	4.2%	3.6%	4.0%
Discount rate - Interest cost	3.8%	3.0%	3.0%
Expected rate of return on plan assets	5.4%	4.4%	—%
Health care cost trend rate	6.5%	6.7%	6.3%